SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation:

Basis of Presentation:

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. GAAP for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, such statements include all adjustments (consisting only of normal recurring items) which are considered necessary for a fair presentation of the unaudited condensed consolidated financial statements of the Company as of September 30, 2023 and for the three and nine months then ended. The results of operations for the three and nine months ended September 30, 2023 are not necessarily indicative of the operating results for the year or any other period. These unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements and related disclosures as of December 31, 2022 and for the year then ended which are included in the Company’s Annual Report on Form 10- K, filed with the SEC on March 15, 2023. The Company operates in one segment.

Basis of Presentation:

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”), which have been consistently applied, reflecting the operations of Quoin Inc. since inception and include the accounts of Quoin Ltd. since the date of the Merger. All intercompany accounts and transactions have been eliminated in consolidation.

Use of estimates:

Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. Actual results could materially differ from those estimates. Management considers many factors in developing the estimates and assumptions that are used in the preparation of these financial statements including: expected business and operational changes, sensitivity and volatility associated with the assumptions used in developing estimates, and whether historical trends are expected to be representative of future trends. The estimation process often may yield a range of potentially reasonable estimates of the ultimate future outcomes and management must select an amount that falls within that range of reasonable estimates. Estimates are used in the following areas, among others: stock-based compensation research and development expense recognition, intangible asset estimated useful lives and impairment assessments, allowances of deferred tax assets, and cash flow assumptions regarding going concern considerations.

Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. Actual results could materially differ from those estimates. Management considers many factors in developing the estimates and assumptions that are used in the preparation of these financial statements including: expected business and operational changes, sensitivity and volatility associated with the assumptions used in developing estimates, and whether historical trends are expected to be representative of future trends. The estimation process often may yield a range of potentially reasonable estimates of the ultimate future outcomes and management must select an amount that falls within that range of reasonable estimates. Estimates are used in the following areas, among others: settlement of debt or other obligations, fair value of debt instruments, stock-based compensation and warrants, research and development expense recognition, intangible asset estimated useful lives and impairment assessments, allowances of deferred tax assets, contingency recognition, and cash flow assumptions regarding going concern considerations.

Reclassification:

Reclassification:

Certain 2021 amounts were reclassified to conform to the current year presentation. The amount reclassified included the short term portion of prepaid expenses from the long term portion of prepaid expenses and the short term portion from long term portion due to officers.

Cash and cash equivalents:

Cash and cash equivalents:

The Company considers all highly liquid investments and short-term debt instruments with original maturities of three months or less to be cash equivalents. The Company, from time to time during the periods presented, has had bank account balances in excess of federally insured limits where substantially all cash is held in the United States. The Company has not experienced losses in such accounts. The Company believes that it is not subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

Cash and cash equivalents:

The Company considers all highly liquid investments and short-term debt instruments with original maturities of three months or less to be cash equivalents. The Company, from time to time during the periods presented, has had bank account balances in excess of federally insured limits where substantially all cash is held in the United States. The Company has not experienced losses in such accounts. The Company believes that it is not subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

Warrants:

Warrants:

The Company classifies as equity any contracts that (i) require physical settlement or net-share settlement or (ii) provide the Company with a choice of net-cash settlement or settlement in its own shares (physical settlement or net-share settlement) provided that such contracts are indexed to the Company’s own stock. The Company classifies as assets or liabilities any contracts that (i) require net-cash settlement (including a requirement to net cash settle the contract if an event occurs and if that event is outside the Company’s control) or (ii) give the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement).

The Company assesses classification of its warrants and other free-standing derivatives at each reporting date to determine whether a change in classification between assets, liabilities and equity is required. The Company evaluated the warrants to assess their proper classification using the applicable criteria enumerated under U.S. GAAP and determined that such warrants meet the criteria for equity classification in the accompanying unaudited condensed consolidated balance sheets as of September 30, 2023 and December 31, 2022, respectively.

Warrants:

The Company classifies as equity any contracts that (i) require physical settlement or net-share settlement or (ii) provide the Company with a choice of net-cash settlement or settlement in its own shares (physical settlement or net-share settlement) provided that such contracts are indexed to the Company’s own stock. The Company classifies as assets or liabilities any contracts that (i) require net-cash settlement (including a requirement to net cash settle the contract if an event occurs and if that event is outside the Company’s control) or (ii) give the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement).

The Company assesses classification of its warrants and other free-standing derivatives at each reporting date to determine whether a change in classification between assets, liabilities and equity is required. The Company evaluated the warrants to assess their proper classification using the applicable criteria enumerated under U.S. GAAP and determined that such warrants meet the criteria for equity classification in the accompanying balance sheets as of December 31, 2022.

Investments:

Investments:

Investments as of September 30, 2023 and December 31, 2022 consist of U.S. Treasury Bills, which are classified as trading securities, totaling $10.8 million and $10.0 million, respectively. The Company determines the appropriate balance sheet classification of its investments at the time of purchase and evaluates the classification at each balance sheet date.

Investments:

Investments as of December 31, 2022 consist of U.S. Treasury Bills, which are classified as trading securities, totaling $9.9 million. The Company determines the appropriate balance sheet classification of its investments at the time of purchase and evaluates the classification at each balance sheet date. All of the Company’s U.S. Treasury Bills held on December 31, 2022 matured within the subsequent one month from the balance sheet date. As of December 31, 2022, the carrying value of the Company’s U.S. Treasury Bills approximates their fair value due to their short-term maturities.

Long-lived assets:

Long-lived assets:

Long-lived assets are comprised of acquired technology and licensed rights to use technology, which are considered platform technology with alternative future uses beyond the current products in development. Such intangible assets are being amortized on a straight-line basis over their expected useful life of 10 years.

The Company assesses the impairment for long-lived assets whenever events or circumstances indicate the carrying value may not be recoverable. Factors we consider that could trigger an impairment review include the following:

●	Significant changes in the manner of the Company’s use of the acquired assets or the strategy for its overall business,
●	Significant underperformance relative to expected historical or projected development milestones,
●	Significant negative regulatory or economic trends, and
●	Significant technological changes which could render the platform technology obsolete.

The Company recognizes impairment when the sum of the expected undiscounted future cash flows is less than the carrying amount of the asset. Impairment losses, if any, are measured as the excess of the carrying amount of the asset over its estimated fair value. During the three and nine months ended September 30, 2023 and 2022, there were no impairment indicators which required an impairment loss measurement.

Long-lived assets:

Long-lived assets are comprised of acquired technology and licensed rights to use technology, which are considered platform technology with alternative future uses beyond the current products in development. Such intangible assets are being amortized on a straight-line basis over their expected useful life of 10 years.

The Company assesses the impairment for long-lived assets whenever events or circumstances indicate the carrying value may not be recoverable. Factors we consider that could trigger an impairment review include the following:

●	Significant changes in the manner of our use of the acquired assets or the strategy for our overall business,
●	Significant underperformance relative to expected historical or projected development milestones,
●	Significant negative regulatory or economic trends, and
●	Significant technological changes which could render the platform technology obsolete.

The Company recognizes impairment when the sum of the expected undiscounted future cash flows is less than the carrying amount of the asset. Impairment losses, if any, are measured as the excess of the carrying amount of the asset over its estimated fair value. During the years ended December 31, 2022 and 2021, there were no impairment indicators which required an impairment loss measurement.

Research and development:

Research and development:

Research and development costs are expensed as incurred. Research and development expenses include personnel costs associated with research and development activities, including third-party contractors to perform research, conduct clinical trials and manufacture drug supplies and materials. The Company accrues for costs incurred by external service providers, including contract research organizations and clinical investigators, based on its estimates of service performed and costs incurred. These estimates include the level of services performed by third parties, patient enrollment in clinical trials when applicable, administrative costs incurred by third parties, and other indicators of the services completed. Based on the timing of amounts invoiced by service providers, the Company may also record payments made to those providers as prepaid expenses that will be recognized as expenses in future periods as the related services are rendered.

Research and development:

Research and development costs are expensed as incurred. Research and development expenses include personnel costs associated with research and development activities, including third-party contractors to perform research, conduct clinical trials and manufacture drug supplies and materials. The Company accrues for costs incurred by external service providers, including contract research organizations and clinical investigators, based on its estimates of service performed and costs incurred. These estimates include the level of services performed by third parties, patient enrollment in clinical trials when applicable, administrative costs incurred by third parties, and other indicators of the services completed. Based on the timing of amounts invoiced by service providers, the Company may also record payments made to those providers as prepaid expenses that will be recognized as expense in future periods as the related services are rendered.

Income taxes:

Income taxes:

The Company accounts for its income taxes using the asset and liability method. Accordingly, deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company maintains a full valuation allowance on its existing deferred tax assets.

The Company also accounts for uncertain tax positions using the more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken in the Company’s income tax returns. As of September 30, 2023 and December 31, 2022, the Company had no uncertain tax positions which affected its financial position and its results of operations or its cash flows and will continue to evaluate for uncertain tax positions in the future. If at any time the Company should record interest and penalties in connection with income taxes, the interest and the penalties will be expensed within the interest and general and administrative expenses, respectively.

Income taxes:

The Company accounts for its income taxes using the asset and liability method. Accordingly, deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company maintains a full valuation allowance on its existing deferred tax assets.

The Company also accounts for uncertain tax positions using the more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken in the Company’s income tax returns. As of December 31, 2022 and 2021, the Company had no uncertain tax positions which affected its financial position and its results of operations or its cash flows and will continue to evaluate for uncertain tax positions in the future. If at any time the Company should record interest and penalties in connection with income taxes, the interest and the penalties will be expensed within the interest and general and administrative expenses, respectively.

Stock based compensation:

Stock based compensation:

The Company recognizes compensation costs resulting from the issuance of stock-based awards to employees, non-employees and directors as an expense in the consolidated statements of operations over the requisite service period based on a measurement of fair value for each stock-based award. The fair value of each option grant is estimated as of the date of grant using the Black-Scholes option-pricing model, net of actual forfeitures. The fair value is amortized as compensation cost on a straight-line basis over the requisite service period of the awards, which is generally the vesting period.

Since the Company has a limited history of trading as a public company, the Company’s expected stock volatility is based on a weighting of its historical volatility along with a group of a publicly traded set of peer companies. The Company utilizes the simplified method to estimate the expected term. The risk-free interest rate was determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. The expected dividend yield was assumed to be zero as the Company has not paid and dividends since its inception and does not anticipate paying dividends in the foreseeable future.

Stock based compensation:

The Company recognizes compensation costs resulting from the issuance of stock-based awards to employees, non-employees and directors as an expense in the consolidated statements of operations over the requisite service period based on a measurement of fair value for each stock-based award. The fair value of each option grant is estimated as of the date of grant using the Black-Scholes option-pricing model, net of actual forfeitures. The fair value is amortized as compensation cost on a straight-line basis over the requisite service period of the awards, which is generally the vesting period.

The Company’s expected stock volatility is based on the historical data regarding the volatility of a publicly traded set of peer companies, since it has limited history of trading as a public company. The Company utilizes the simplified method to estimate the expected term. The risk-free interest rate was determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. The expected dividend yield was assumed to be zero as the Company has not paid and dividends since its inception and does not anticipate paying dividends in the foreseeable future.

Fair value of financial instruments:

Fair value of financial instruments:

The Company considers its cash and cash equivalents, investments, accounts payable, accrued expenses to meet the definition of financial instruments. The carrying amounts of these financial instruments approximated their fair values due to the short maturities.

The Company measures fair value as required by ASC Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”). ASC Topic 820 defines fair value, establishes a framework and gives guidance regarding the methods used for measuring fair value, and expands disclosures about fair value measurements. ASC Topic 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants.

Fair value of financial instruments:

The Company considers its cash, investments, accounts payable, accrued expenses and the convertible and bridge notes payable to meet the definition of financial instruments. The carrying amounts of these financial instruments approximated their fair values due to the short maturities.

The Company measures fair value as required by ASC Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”). ASC Topic 820 defines fair value, establishes a framework and gives guidance regarding the methods used for measuring fair value, and expands disclosures about fair value measurements. ASC Topic 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants.

Earnings (loss) per share:

Earnings (loss) per share:

The Company reports loss per share in accordance with ASC 260-10, Earnings Per Share, which provides for calculation of “basic” and “diluted” earnings per share. Basic earnings per share includes no dilution and is computed by dividing net income or loss available to common shareholders by the weighted average common shares outstanding for the period. Diluted earnings per share reflect the potential dilution of securities that could share in the earnings of an entity. The calculation of diluted net earnings (loss) per share gives effect to ordinary shares equivalents; however, potential common shares are excluded if their effect is anti-dilutive.

For the three and nine months ended September 30, 2023, the number of shares excluded from the diluted net earnings (loss) per share included outstanding warrants to purchase 864,068 ADS and outstanding stock options to purchase 26,667 ADS. For the three and nine months ended September 30, 2022, the number of shares excluded from the diluted net earnings (loss) per share included warrants to purchase 280,735 ADSs and outstanding options to purchase 25,760 ADSs, respectively. The inclusion of these stock options and warrants from both periods in 2023 and 2022 in the denominator would be anti-dilutive.

Earnings (loss) per share:

The Company reports loss per share in accordance with ASC 260-10, Earnings Per Share, which provides for calculation of “basic” and “diluted” earnings per share. Basic earnings per share includes no dilution and is computed by dividing net income or loss available to common shareholders by the weighted average common shares outstanding for the period. Diluted earnings per share reflect the potential dilution of securities that could share in the earnings of an entity. The calculation of diluted net earnings (loss) per share gives effect to ordinary shares equivalents; however, potential common shares are excluded if their effect is anti-dilutive.

For the year ended December 31, 2022, the number of shares excluded from the diluted net earnings (loss) per share included outstanding warrants to purchase 280,735 ADS or 280,735 Ordinary Shares and 25,595 in outstanding stock options as their inclusion in the denominator would be anti-dilutive.

For the year ended December 31, 2021, the number of shares excluded from the diluted net earnings (loss) per share included outstanding warrants to purchase 11,440 ADS or 11,440 Ordinary Shares and warrants to purchase 104,810 ADS or 104,810 Ordinary Shares issuable pursuant to Primary Financing as their inclusion in the denominator would be anti-dilutive.